Statutory Requirements and Dividends Restrictions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Statutory Requirements And Dividends Restrictions Summary Of Statutory Requirements And Dividends Restrictions [Abstract]
Summary of Statutory Capital and Surplus Requirements
Actual and required statutory capital and surplus for the principal Operating Subsidiaries of the Company, excluding its Lloyd’s syndicate, as at December 31, 2024 and December 31, 2023 were estimated as follows:

	As at December 31, 2024
	U.S.	Bermuda	U.K.

	($ in millions)
Required statutory capital and surplus	$565.7	$579.3	$277.3
Actual statutory capital and surplus	$1,164.9	$1,761.3	$651.0

	As at December 31, 2023
	U.S.	Bermuda	U.K.

	($ in millions)
Required statutory capital and surplus	$488.9	$601.1	$257.2
Actual statutory capital and surplus	$1,063.1	$1,685.2	$734.7